Note 8 - Loss per Sharee (Details) - shares	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Text Block [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	73,579,521	58,197,413	104,207,396	39,882,413